FAIR VALUE MEASUREMENTS - Fair Value of Financial Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 46,219	$ 45,811
Carrying amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	850	938
Financial liabilities	5,351	5,300
Carrying amount | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	102	131
Carrying amount | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,724	4,726
Carrying amount | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	627	574
At fair value [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	850	938
Financial liabilities	5,471	5,681
At fair value [member] | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial assets	102	131
At fair value [member] | Debt
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	4,844	5,107
At fair value [member] | Other liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	627	$ 574
Recurring fair value measurement
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	254
Recurring fair value measurement | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	102
Recurring fair value measurement | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	152
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets (liabilities)	0
Recurring fair value measurement | Other investments [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	102
Recurring fair value measurement | Other investments [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	102
Recurring fair value measurement | Other investments [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	152
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	152
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets and liabilities [Line Items]
Assets	$ 0